Schedule of Segment Reporting Information, Revenues by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 1	$ (13,725,325)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 2	(73,626,439)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 3	(25,274,513)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 4	(14,876,016)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 5	(45,416,339)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 6	(59,418,092)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 7	(1,358,023)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 8	(333,801)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 9	(1,056,627)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 10	(29,959,364)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 11	(119,376,579)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 12	(85,749,232)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 13	1,976,333
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 14	4,160,238
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 15	173,138
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 16	435,381
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 17	460,381
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 18	343,289
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 19	(6,593,549)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 20	(5,553,522)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 21	(4,646,818)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 22	(34,141,199)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 23	(120,309,482)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 24	(89,810,304)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 25	4,388,901
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 26	(1,896,545)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 27	(812,254)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 28	(29,752,298)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 29	(122,206,027)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 30	(90,622,558)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 31	520,951
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 32	2,969,204
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 33	992,050
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 34	(29,231,347)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 35	(119,236,823)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 36	$ (89,630,508)